UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:10/31/11

Item 1.  Reports to Stockholders.

PTA	PTA COMPREHENSIVE ALTERNATIVES FUND

Semi-Annual Report

October 31, 2011

1-888-899-2726

www.PreservationTrust.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

The PTA Comprehensive Alternatives Fund Shareholder Letter

December 2011

Dear Shareholders,

Enclosed is the Semi-Annual Report to shareholders of the PTA Comprehensive Alternatives Fund (ticker: BPFIX) for the period ending October 31, 2011.  On behalf of Preservation Trust Advisors, the advisor to the Fund, we thank you for your investment in the Fund.

On August 15, 2011 Preservation Trust Advisors (PTA) took over management of the Bull Path Long-Short Fund as Interim Investment Advisor.  On November 1, 2011, PTA officially became the Investment Advisor to the Fund.  PTA Comprehensive Alternatives Fund is a 1940-Act mutual fund registered with the U.S. Securities and Exchange Commission.

We are proud of what we do.  In 2009, our team was nominated at the 7th Annual Hedge Fund Industry Awards sponsored by Institutional Investor Magazine as one of four globally “Best Emerging Hedge Fund Manager of the Year”.  Nominees in other categories included Brevan Howard, Lyxor, D.E. Shaw and Renaissance.

We believe that long-term risk-adjusted performance is best achieved through the use of best-in-class private external investment managers alongside expert internal investment managers who are constantly mindful of preservation of capital and prudent return opportunities.  We believe the benefits of such an alternatives portfolio, when combined with existing portfolios, is lower sensitivity to traditional market risks through lower correlation to the markets, combined with lower intra-correlation between strategies, lower volatility, daily valuation and transparency.  Our philosophy, then, is based on the desire to deliver the broadest range of alternatives exposure in a single vehicle actively managed by PTA and its sub-advisers.

In pursuit of the Fund’s Investment Objective, PTA has selected several elite investment managers as sub-advisers and internal managers offering a diversified blend of alternative investment strategies, which, the Adviser believes, are both appealing individually and, when combined will produce even more attractive risk adjusted returns.

PTA’s selection and allocation process for both external sub-advisers and internal managers involves extensive due diligence, including qualitative and quantitative analysis of each sub-advisers track record, investment strategy and process, as well as evaluation of risk controls, operations and 1940 Act compliance, team experience and sophistication,  among other things.  Prior to investment, PTA visits each sub-adviser’s place of business.  After a sub-adviser is approved by PTA, Northern Lights Compliance visits each sub-advisor to report to the Trust’s board its compliance findings including background checks.  PTA's management of the sub-advisers includes evaluation of the managers to ensure conformance with stated investment objectives and/or strategies.  PTA has ongoing responsibility for periodic rebalancing of the Fund's assets.

Alternative mutual funds are the fastest growing sector in the mutual fund industry.  In the first half of 2011, alternative mutual funds grew from $75 billion to $99 billion, a 32% increase, according to Morningstar.  Currently, there are very few multi-strategy alternatives funds that allocate broadly to best-in-class external managers.  Gaining access to exclusive private alternatives managers usually requires a $1 - $5 million initial investment, per manager, with one-year lock-ups.

In addition to being in the right sector, we have expanded our market presence.  PTA is currently available on many broad platforms, including Schwab Institutional, TD Ameritrade, Fidelity, Pershing, LPL, and Ameriprise.

We are proud to have you as an investor.  We take our commitment to you as stewards of your investment in the Fund very seriously and are delighted so many of you are with us.  Our goal is to be highly client-centric, easily accessible and transparent.

Thank you again for your commitment and support.

Best Regards,

Christopher R. Wolf

CEO and CIO

Preservation Trust Advisors, LLC

0038-NLD-1/9/2012

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO REVIEW
October 31, 2011 (Unaudited)

The Fund's performance figures* for the year ending October 31, 2011, compared to its benchmark:
	Six Months	One Year	Five Year	Inception - October 31, 2011

PTA Comprehensive Alternatives Fund Class I	-7.11%	-4.09%	-1.71%	6.14%	(1)
S&P 500 Total Return Index	-7.11%	8.09%	0.25%	6.49%	(2)
PTA Comprehensive Alternatives Fund Class A	-7.25%	-4.34%	n/a	-1.48%	(3)
PTA Comprehensive Alternatives Fund Class A - with load	-12.60%	-9.83%	n/a	-3.85%	(3)
PTA Comprehensive Alternatives Fund Class C	-7.59%	-5.03%	n/a	-2.21%	(3)
S&P 500 Total Return Index	-7.11%	8.09%	0.25%	15.95%	(4)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-888-899-2726.

(1) Inception date is October 1, 2002.  Performance data reflects The PTA Comprehensive Alternatives Fund's predecessor limited investment partnership and is net of management fees and other expenses, but does not include the effect of the performance fee.  The predecessor partnership's performance is only for the periods before the Fund's registration statement was effective, which was May 29, 2009.  During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to its requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

(2) Return is as of the Class I inception date of October 1, 2002.
(3) Inception date is May 29, 2009.
(4) Return is as of the Class A and Class C inception date of May 29, 2009.

Top Holdings by Industry	% of Net Assets
Exchange Traded Funds - Equity Funds	29.2%
Telecommunications	5.3%
Internet	5.3%
Media	4.8%
Computers	4.7%
Mining	3.9%
Banks	1.8%
Software	1.6%
Insurance	1.3%
Other, Cash & Cash Equivalents	42.1%
100.0%

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCKS - 28.7%
	BANKS - 1.8%
1,000	J.P Morgan Chase & Co.	$ 34,760
1,000	Wells Fargo & Co.	25,910
		60,670
	COMPUTERS - 4.7%
6,000	Hewlett Packard Co.	159,660

	INSURANCE - 1.3%
1,000	Aflac, Inc.	45,090

	INTERNET - 5.3%
4,500	Expedia, Inc.	118,170
4,000	Yahoo, Inc. *	62,560
		180,730
	MEDIA - 4.8%
3,110	Cablevision Systems Corp.	45,002
5,000	Comcast Corp.	117,250
		162,252
	MINING - 3.9%
2,000	Newmont Mining Corp.	133,660

	SOFTWARE - 1.6%
2,000	Microsoft Corp.	53,260

	TELECOMMUNICATIONS - 5.3%
9	Crown Castle International Corp. *	372
6,500	Vodafone Group PLC	180,960
		181,332

	TOTAL COMMON STOCKS (Cost - $955,426)	976,654

	EXCHANGE TRADED FUNDS - 29.2%
	EQUITY FUNDS - 29.2%
2,000	Powershares QQQ Trust Series 1	115,880
7,000	SPDR S&P 500 ETF Trust	878,150
	TOTAL EXCHANGE TRADE FUNDS (Cost $894,458)	994,030

	SHORT-TERM INVESTMENTS - 70.9%
	MONEY MARKET FUNDS - 26.9%
303,039	AIM STIT - Liquid Assets Portfolio, 0.02% **	303,039
312,222	Dreyfus Cash Management Plus, Inc., 0.05% **	312,222
303,039	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14% **	303,040
		918,301
	US TREASURY OBLIGATIONS - 44.0%
1,500,000	United States Treasury Bill, 0.26%, due 11/17/2011	1,499,827

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,418,128)	2,418,128

	TOTAL INVESTMENTS - 128.8% (Cost - $4,268,012)(a)	$ 4,388,812
	OTHER LIABILITIES LESS ASSETS - (28.8)%	(982,151)
	NET ASSETS - 100.0%	$ 3,406,661

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2011 (Unaudited)

	SECURITIES SOLD SHORT - (39.4)%
5,850	Cinemark Holdings, Inc.	$ 120,920
3,000	Darden Restaurants, Inc.	143,640
2,000	DIRECTV * - Cl A	90,920
3,000	GameStop Corp. - Cl. A *	76,710
2,932	Garmin Ltd.	100,831
3,500	Marriot International, Inc - Cl A.	110,250
200	Priceline.com, Inc. *	101,544
3,000	Scripps Networks Interactive, Inc.	127,440
3,000	Starwood Hotels/& Resorts Worldwide, Inc.	150,330
6,000	Time Warner, Inc.	209,940
3,000	Verizon Communications, Inc.	110,940
	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,282,232)	$ 1,343,465

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2011

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 153,745
	Unrealized depreciation:	(94,178)
	Net unrealized appreciation:	$ 59,567

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 4,268,012
At value	$ 4,388,812
Cash at broker	232,741
Cash held as collateral	118,891
Receivable due from Advisor	18,879
Dividends and interest receivable	3,849
Prepaid expenses & other assets	27,693
TOTAL ASSETS	4,790,865

LIABILITIES
Securities sold short at value (Proceeds, $1,282,232)	1,343,465
Fees payable to other affiliates	19,795
Payable for dividends on securities sold short	2,790
Accrued expenses and other liabilities	18,154
TOTAL LIABILITIES	1,384,204
NET ASSETS	$ 3,406,661

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 4,618,501
Undistributed net investment loss	(138,004)
Accumulated net realized loss from investments and securities sold short	(1,133,403)
Net unrealized appreciation on investments and securities sold short	59,567
NET ASSETS	$ 3,406,661

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,996,727
Shares of beneficial interest outstanding	122,004
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$ 16.37
Maximum offering price per share (maximum sales charge of 5.75%)	$ 17.37

Class C Shares:
Net Assets	$ 136,100
Shares of beneficial interest outstanding	8,471
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share (a)	$ 16.07

Class I Shares:
Net Assets	$ 1,273,834
Shares of beneficial interest outstanding	77,350
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share (a)	$ 16.47

(a)	The fund will impose a 1.50% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b)

For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

                                                                                                                See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 28,901
Interest	5,250
TOTAL INVESTMENT INCOME	34,151

EXPENSES
Investment advisory fees	62,745
Distribution (12b-1) fees - Class A	6,578
Distribution (12b-1) fees - Class C	816
Dividends on securities sold short	35,077
Interest expense	32,222
Registration fees	22,771
Administration fees	20,641
Fund accounting fees	17,722
Transfer agent fees	11,932
Audit fees	7,814
Chief compliance officer fees	7,058
Legal fees	5,053
Printing expenses	5,027
Trustees' fees	3,777
Custody fees	3,022
Other expenses	2,527
TOTAL EXPENSES	244,782

Fees waived/reimbursed by the Advisor	(72,627)

NET EXPENSES	172,155
NET INVESTMENT LOSS	(138,004)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	640,125
Securities sold short	(1,216,515)
(576,390)
Net change in unrealized appreciation (depreciation) on:
Investments	(631,535)
Securities sold short	136,516
(495,019)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,071,409)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,209,413)

                                                                                                                See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011
FROM OPERATIONS
Net investment loss	$ (138,004)	$ (223,437)
Net realized loss from investments, securities sold	(576,390)	(475,584)
short and options
Net change in unrealized appreciation (depreciation) on
investments and securities sold short	(495,019)	335,750
Net decrease in net assets resulting from operations	(1,209,413)	(363,271)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(131,520)
Class C	-	(3,108)
Class I	-	(143,051)
Net decrease from distributions to shareholders	-	(277,679)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	316,446	3,879,364
Class C	-	155,366
Class I	347,600	2,708,290
Net asset value of shares issued in reinvestment distributions:
Class A	-	128,851
Class C	-	1,847
Class I	-	142,869
Payments for shares redeemed:
Class A	(5,007,228)	(2,906,404)
Class C	(29,895)	(119,196)
Class I	(5,193,208)	(4,319,006)
Net decrease in net assets from shares of beneficial interest	(9,566,285)	(328,019)

TOTAL DECREASE IN NET ASSETS	(10,775,698)	(968,969)

NET ASSETS
Beginning of Period	14,182,359	15,151,328
End of Period*	$ 3,406,661	$ 14,182,359
*Includes undistributed net investment loss of:	$ (138,004)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	18,779	222,187
Shares Reinvested	-	7,504
Shares Redeemed	(309,851)	(168,512)
Net increase (decrease) in shares of beneficial interest outstanding	(291,072)	61,179

Class C:
Shares Sold	-	9,193
Shares Reinvested	-	109
Shares Redeemed	(1,820)	(6,896)
Net increase (decrease) in shares of beneficial interest outstanding	(1,820)	2,406

Class I:
Shares Sold	21,076	155,315
Shares Reinvested	-	8,287
Shares Redeemed	(322,304)	(247,281)
Net increase (decrease) in shares of beneficial interest outstanding	(301,228)	(83,679)

                                                                                                                See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A
		For the
		Six Months Ended		For the		For the
		October 31, 2011		Year Ended		Period Ended
		(Unaudited)		April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 17.65		$ 18.41		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.25)		(0.31)		(0.31)
	Net realized and unrealized gain
	on investments	(1.03)		0.00	**	1.32
Total from investment operations		(1.28)		(0.31)		1.01

Less distributions from:
	Net investment income	-		-		-
	Net realized gains	-		(0.45)		(0.31)
Total distributions		-		(0.45)		(0.31)

Net asset value, end of period		$ 16.37		$ 17.65		$ 18.41

Total return (3)		(7.25)%	(4)	(1.62)%		5.71%	(4)

Net assets, at end of period (000's)		$ 1,997		$ 7,291		$ 6,479

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6)	5.16%	(7)	4.14%		4.21%	(7)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8)	3.60%	(7)	3.06%		2.39%	(7)
Ratio of net investment loss
	to average net assets	(2.92)%	(7)	(1.85)%		(1.84)%	(7)

Portfolio Turnover Rate		300%	(4)	469%		287%	(4)

(1)	The PTA Comprehensive Alternatives Fund's Class A shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 3.79% for the six months ended October 31, 2011, 3.12% for the year ended April 30, 2011 and 3.57% for the period ended April 30, 2010.

(7)	Annualized.
(8)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.23% for the six months ended October 31, 2011, 2.05% for the year ended April 30, 2011 and 1.75% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

                                                                                        See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		For the
		Six Months Ended		For the		For the
		October 31, 2011		Year Ended		Period Ended
		(Unaudited)		April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 17.39		$ 18.28		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.31)		(0.44)		(0.44)
	Net realized and unrealized gain
	(loss) on investments	(1.01)		0.00	**	1.32
Total from investment operations		(1.32)		(0.44)		0.88

Less distributions from:
	Net investment income	-		-		-
	Net realized gains	-		(0.45)		(0.31)
Total distributions		-		(0.45)		(0.31)

Net asset value, end of period		$ 16.07		$ 17.39		$ 18.28

Total return (3)		(7.59)%	(4)	(2.35)%		4.97%	(4)

Net assets, at end of period (000's)		$ 136		$ 179		$ 144

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6)	6.66%	(7)	4.80%		5.23%	(7)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8)	4.35%	(7)	3.72%		3.19%	(7)
Ratio of net investment loss
	to average net assets	(3.75)%	(7)	(2.51)%		(2.60)%	(7)

Portfolio Turnover Rate		300%	(4)	469%		287%	(4)

(1)	The PTA Comprehensive Alternatives Fund's Class C shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 5.29% for the six months ended October 31, 2011, 3.92% for the year ended April 30, 2011 and 4.54% for the period ended April 30, 2010.

(7)	Annualized.
(8)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.98% for the six months ended October 31, 2011, 2.80% for the year ended April 30, 2011 and 2.50% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

                                                                                        See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		For the
		Six Months Ended		For the		For the
		October 31, 2011		Year Ended		Period Ended
		(Unaudited)		April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 17.73		$ 18.45		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.22)		(0.27)		(0.27)
	Net realized and unrealized gain
	on investments	(1.04)		0.00	**	1.32
Total from investment operations		(1.26)		(0.27)		1.05

Less distributions from:
	Net investment income	-		-		-
	Net realized gains	-		(0.45)		(0.31)
Total distributions		-		(0.45)		(0.31)

Net asset value, end of period		$ 16.47		$ 17.73		$ 18.45

Total return (3)		(7.11)%	(4)	(1.40)%		5.94%	(4)

Net assets, at end of period (000's)		$ 1,274		$ 6,713		$ 8,528

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (5,6)	4.69%	(7)	3.59%		4.22%	(7)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8)	3.35%	(7)	2.54%		2.08%	(7)
Ratio of net investment loss
	to average net assets	(2.63)%	(7)	(1.56)%		(1.58)%	(7)

Portfolio Turnover Rate		300%	(4)	469%		287%	(4)

(1)	The PTA Comprehensive Alternatives Fund's Class I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 3.32% for the six months ended October 31, 2011, 2.84% for the year ended April 30, 2011 and 3.64% for the period ended April 30, 2010.

(7)	Annualized.
(8)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 1.98% for the six months ended October 31, 2011, 1.80% for the year ended April 30, 2011 and 1.50% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

                                                                                          See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2011 (Unaudited)

1. ORGANIZATION

The PTA Comprehensive Alternatives Fund (the “Fund”), formerly known as the Long-Short Fund and the Bull Path Long-Short Fund, is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

The Fund currently offers three classes of shares; Class A, Class C and Class I shares.  Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

On May 29, 2009, the Fund received in-kind capital contributions of securities and cash valued at $1,061,389 in exchange for 59,932 shares.  For federal income tax purposes, the transaction was non-taxable to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 976,654	$ -	$ -	$ 976,654
Exchange Traded Funds	$ 994,030	-	-	994,030
Money Market Funds	2,418,128	-	-	2,418,128
Total	$ 4,388,812	$ -	$ -	$ 4,388,812
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 1,343,465	$ -	$ -	$ 1,343,465
Total	$ 1,343,465	$ -	$ -	$ 1,343,465

The Fund did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for industry classification.

It is the Fund’s policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.  There were no significant transfers into or out of Level 1 and 2 during the current period presented.

New Accounting Pronouncement - In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2009, 2010 or expected to be taken in the Fund’s 2011 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

3.  INVESTMENT TRANSACTIONS

For the six months ended October 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $16,271,075 and $19,647,276, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Effective August 15, 2011, Preservation Trust Advisors (the “Advisor”) became the investment advisor to the Fund.  Prior to August 15, 2011, Bull Path Capital Management, LLC was the investment advisor to the Fund (the “Former Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.  For the six months ended October 31, 2011, the Fund incurred $62,745 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until October 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.23%, 2.98% and 1.98% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively. During the period August 15, 2011 to October 31, 2011 the Advisor waived fees totaling $9,971 and reimbursed fees totaling $30,241.  Prior to August 15, 2011, the Former Advisor agreed to waive a portion of its advisory fee and agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.23%, 2.98% and 1.98% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively.  During the period May 1, 2011 to August 15, 2011, the Former Advisor waived fees totaling $32,415.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed their respective expense limitation.  If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed their respective expense limitation per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2011 there was $198,824 of fee waiver reimbursements subject to recapture by April 30, 2013 and $139,203 of fee waiver reimbursements subject to recapture by April 30, 2014 and $72,627 of fee waiver reimbursements subject to recapture by April 30, 2015.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six months ended October 31, 2011, pursuant to the Plan, the Class A Shares paid $6,578 and the Class C Shares paid $816.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $35,100 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 (irrespective of classes) and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2011, the Fund incurred expenses of $7,058 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended October 31, 2011, GemCom collected amounts totaling $7,719 for EDGAR and printing services performed.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940.  As of October 31, 2011, Fred S. Rapp held 33.12% of the Fund’s Class C shares.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2011	April 30, 2010
Ordinary Income	$ 277,679	$ 220,250
Long-Term Capital Gain	-	-

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post	Capital	Unrealized	Total
Ordinary	Long-Term	October	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (497,895)	$ 495,468	$ (2,427)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

At April 30, 2011, the Fund had a capital loss carry forward of $497,895 for federal income tax purposes available to offset future capital gains.  The capital loss carry forward will expire on April 30, 2019.

Permanent book and tax differences primarily attributable to net operating losses and distributions in excess, resulted in reclassification for the period ended April 30, 2011 as follows: a decrease in paid in capital of $223,598; a decrease in undistributed net investment loss of $223,437; and a decrease in accumulated net realized loss from investments and securities sold short of $161.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for each Fund’s fiscal year ending April 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the April 30, 2012 annual report

7.   UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust (the “Trust).  The Trust is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended.  The Fund may redeem its investment from the Trust at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2011 (Unaudited)

The performance of the Fund may be directly affected by the performance of the Trust.  The financial statements of the Trust, including the portfolio of investments, can be found at the SPDR Exchange Traded Fund’s website www.spdrs.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2011 the percentage of the Fund’s net assets invested in the Trust was 25.78%.

8.   PROXY VOTE

At a Special Meeting of Shareholders of The Long-Short Fund, held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on October 24, 2011, shareholders of record at the close of business on September 19, 2011 voted to approve the following proposals:

Proposal 1: To approve a new Management Agreement with Preservation Trust Advisors, LLC ("PTA").  No fee increase is proposed.

Shares Voted In Favor

Shares Voted Against or Abstentions

95,889

21,833

Proposal 2: To approve reliance upon an order (if granted) from the Securities and Exchange Commission exempting the Trust and PTA from certain provisions of the Investment Company Act of 1940, as amended, and rules thereunder that would permit PTA to enter into new sub-advisory agreements, or to amend the terms of existing sub-advisory agreements, with the approval of the Board of Trustees, but without the approval of shareholders.

Shares Voted In Favor

Shares Voted Against or Abstentions

93,185

24,537

9.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PTA COMPREHENSIVE ALTERNATIVES FUND

EXPENSE EXAMPLES

October 31, 2011 (Unaudited)

As a shareholder of PTA Comprehensive Alternatives Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Long-Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on PTA Comprehensive Alternatives Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 5/1/11	Ending Account Value 10/30/11	Expenses Paid During Period*	Ending Account Value 4/30/11	Expenses Paid During Period*
PTA Comprehensive Alternatives Fund
Class I	3.35%	$1,000.00	$928.90	$16.24	$1,008.30	$16.91
Class A	3.60%	$1,000.00	$927.50	$17.44	$1,007.04	$18.16
Class C	4.35%	$1,000.00	$924.10	$21.04	$1,003.27	$21.90

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Approval of Advisory Agreement – The Long-Short Fund

At an in-person meeting of the Board of Trustees on June 24, 2011, the Board, including the Independent Trustees, deliberated as to whether to approve the New Management Agreement with PTA.  In determining to approve the New Management Agreement, the Trustees considered written materials provided by PTA and the Trust's administrator (the "Report") that had been provided to the Board prior to the meeting.  These materials included: (a) information on the investment performance of a PTA-related adviser; (b) arrangements in respect of the distribution of the Fund's shares; and (c) the resources available with respect to compliance with the Fund's investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by PTA, including information on the overall organization of the adviser and investment management staffing.  The following summarizes the Trustees' review process and the information on which their conclusions were based:

In their consideration of the proposed New Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the New Management Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of PTA regarding the investment experience of Christopher Wolf, the proposed portfolio manager for the Fund, as well as the investment experience of the officers and support staff of PTA.  The representatives also discussed expanding the alternative investment strategies of the Fund beyond a long-short strategy as well as PTA's qualification to manage such strategies.  The Trustees discussed the extent of PTA's research capabilities and the experience of its asset management personnel.  The Trustees noted that PTA has adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund's investment policies and limitations, as well as federal securities laws.  The Trustees concluded that PTA has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because PTA had not yet commenced managing the Fund, the Trustees could not consider the Fund's investment performance.  However, the Board, including the Independent Trustees, considered the past performance of Cogo Wolf Asset Management, LLC ("Cogo Wolf"), which shares key personnel with PTA, including Mr. Wolf.  The Trustees reviewed the performance of a private fund, with an investment strategy substantially similar to that of the Fund, for which Cogo Wolf serves as investment adviser.  The Trustees concluded that the prior performance information was helpful, but not directly comparable to the Fund.  Based upon the totality of investment experience of PTA and its key employees, the Board concluded that PTA has the potential to deliver favorable performance.

Fees and Expenses.  The Board noted that PTA would charge a 1.25% annual advisory fee based on the average net assets of the Fund, the same as the fee previously paid to Bull Path.  The Trustees concluded that the Fund's advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in a long-short strategy peer group.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any economies of scale.  It was noted that because of the Fund's size, economies of scale were unlikely to be realized in the near future and were not a relevant consideration. After discussion, the Trustees stated that the officers will monitor the Fund's asset level, and, if economies of scale become a relevant consideration, they would re-evaluate the Fund's advisory fee when the New Management Agreement is considered for renewal.

Profitability.  The Board considered the anticipated profits to be realized by PTA in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by PTA from other activities related to the Fund. The Trustees noted that PTA has agreed to waive part or all of its management fees and reimburse the Fund for expenses to limit the amount of the Fund's normal operating expenses (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) such that they will not exceed 1.98% for Class I shares, 2.98% for Class C shares and 2.23% for Class A shares.  The Board noted that because of that agreement and the Fund's size, any profits earned by PTA were expected to be reasonable.

Conclusion.  Having requested and received such information from PTA as the Board believed to be reasonably necessary to evaluate the terms of the New Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that the proposed New Management Agreement is in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Preservation Trust Advisors

One Embarcadero Center, Suite 1140

San Francisco, CA 94111

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/12